Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) $ in Millions	Jan. 01, 2023 USD ($)
Accounting Standards Update 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, allowance for doubtful accounts	$ 0.3